Interim Consolidated Statements of Cash Flows - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES
Net Profit (Loss) for the Period	$ (267,777)	$ (54,859)	$ (565,100)	$ (100,401)
Non-Cash Items
Unrealized foreign exchange (gains) losses	(20,118)	(19,103)	21,179	(21,312)
Gain on settlement of debt	0	514	0	514
Amortization of prepaid expenses	(4,010)	0	(2,088)	3,999
Common stock issued for consulting services	0	0	7,373	0
Interest accrued on convertible promissory notes	59,465	0	87,080	0
Accounts receivable	181,826	343	153,377	(945)
Prepaid expenses	23,211	(31,893)	22,725	(35,892)
GST payable (recoverable)	(1,748)	1,143	(4,514)	(1,238)
Liabilities to customers	(219,011)	0	(190,562)	0
Accounts payable and accrued liabilities	31,858	(82,243)	48,757	(122,777)
Cash flows provided by (used in) operating activities	(216,304)	(186,098)	(421,773)	(278,052)
FINANCING ACTIVITIES
Promissory notes repaid	0	(130,498)	0	(130,498)
Proceeds received on issuance of promissory notes	172,328	297,943	372,463	297,943
Cash flows provided by (used in) financing activities	172,328	167,445	372,463	167,445
NET (DECREASE) INCREASE IN CASH	(43,976)	(18,653)	(49,310)	(110,607)
Cash (bank indebtedness), beginning of the period	489,109	22,535	494,443	114,489
CASH, END OF THE PERIOD	$ 445,133	$ 3,882	$ 445,133	$ 3,882